PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Value ETF
January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks 99 .5%
Issuer Shares Value ($)
Communication Services  9.0%
Diversified Telecommunication Services 3.5%
Verizon Communications, Inc. 267 14,618
Entertainment 1.2%
Activision Blizzard, Inc. 29 2,639
Electronic Arts, Inc. 16 2,291
Take-Two Interactive Software, Inc.
(a)
1 201
Total 5,131
Interactive Media & Services 3.5%
Alphabet, Inc. Class A
(a)
4 7,310
Alphabet, Inc. Class C
(a)
4 7,343
Total 14,653
Media 0.8%
DISH Network Corp. Class A
(a)
16 464
Fox Corp. Class A 22 686
Fox Corp. Class B 10 299
Interpublic Group of Cos., Inc. (The) 25 602
New York Times Co. (The) Class A 11 545
News Corp. Class A 25 485
News Corp. Class B 8 151
Nexstar Media Group, Inc. Class A 1 114
Total 3,346
Wireless Telecommunication Services 0.0%
Telephone and Data Systems, Inc. 7 131
Total Communication Services 37,879
Consumer Discretionary  7.6%
Distributors 0.2%
Genuine Parts Co. 9 845
Diversified Consumer Services 0.2%
H&R Block, Inc. 4 69
Service Corp. International 10 504
Terminix Global Holdings, Inc.
(a)
8 382
Total 955
Hotels, Restaurants & Leisure 1.1%
Darden Restaurants, Inc. 8 935
Extended Stay America, Inc. 11 162
Hilton Worldwide Holdings, Inc. 17 1,724
Wyndham Destinations, Inc. 5 221
Yum! Brands, Inc. 17 1,725
Total 4,767
Household Durables 1.3%
DR Horton, Inc. 20 1,536
Leggett & Platt, Inc. 8 328
Lennar Corp. Class A 16 1,330
Lennar Corp. Class B 1 67
Newell Brands, Inc. 24 577
PulteGroup, Inc. 16 696
Tempur Sealy International, Inc.
(a)
3 79
Whirlpool Corp. 4 740
Total 5,353
Internet & Direct Marketing Retail 0.1%
Qurate Retail, Inc. Series A 23 290
Leisure Products 0.1%
Brunswick Corp. 5 432
Multiline Retail 1.4%
Kohl's Corp. 10 441
Target Corp. 30 5,435
Total 5,876
Specialty Retail 3.0%
AutoNation, Inc.
(a)
3 214
Best Buy Co., Inc. 12 1,306
Dick's Sporting Goods, Inc. 4 268
Common Stocks (continued)
Issuer Shares Value ($)
Home Depot, Inc. (The) 33 8,937
L Brands, Inc. 14 570
TJX Cos., Inc. (The) 14 896
Williams-Sonoma, Inc. 4 516
Total 12,707
Textiles, Apparel & Luxury Goods 0.2%
Carter's, Inc. 3 264
Hanesbrands, Inc. 21 321
Total 585
Total Consumer Discretionary 31,810
Consumer Staples  7.2%
Beverages 0.1%
Molson Coors Beverage Co. Class B 7 351
Food & Staples Retailing 2.0%
Kroger Co. (The) 30 1,035
Sprouts Farmers Market, Inc.
(a)
1 23
Walmart, Inc. 54 7,586
Total 8,644
Food Products 0.8%
General Mills, Inc. 23 1,336
JM Smucker Co. (The) 4 466
Kraft Heinz Co. (The) 25 838
Tyson Foods, Inc. Class A 11 707
Total 3,347
Household Products 2.7%
Clorox Co. (The) 1 210
Colgate-Palmolive Co. 33 2,574
Kimberly-Clark Corp. 13 1,717
Procter & Gamble Co. (The) 52 6,667
Spectrum Brands Holdings, Inc. 2 151
Total 11,319
Personal Products 0.1%
Herbalife Nutrition Ltd.
(a)
3 153
Nu Skin Enterprises, Inc. Class A 2 116
Total 269
Tobacco 1.5%
Altria Group, Inc. 41 1,684
Philip Morris International, Inc. 60 4,779
Total 6,463
Total Consumer Staples 30,393
Energy  4.5%
Energy Equipment & Services 0.6%
Halliburton Co. 120 2,116
NOV, Inc. 54 668
Total 2,784
Oil, Gas & Consumable Fuels 3.9%
Antero Midstream Corp. 39 316
Cimarex Energy Co. 14 590
ConocoPhillips 187 7,486
Devon Energy Corp. 82 1,350
EOG Resources, Inc. 81 4,128
EQT Corp. 39 636
Equitrans Midstream Corp. 51 339
HollyFrontier Corp. 21 598
Targa Resources Corp. 31 848
Total 16,291
Total Energy 19,075
Financials  19.9%
Banks 3.8%
Associated  Banc-Corp 14 251
Bank OZK 11 409
BOK Financial Corp. 3 221

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
January 31, 2021 (Unaudited)
2 |
Common Stocks (continued)
Issuer Shares Value ($)
Citigroup, Inc. 195 11,308
Citizens Financial Group, Inc. 39 1,421
First Citizens BancShares, Inc. Class A 1 596
Popular, Inc. 8 454
Synovus Financial Corp. 13 484
Western Alliance Bancorp 9 614
Total 15,758
Capital Markets 8.8%
BlackRock, Inc. 14 9,818
Franklin Resources, Inc. 25 657
Goldman Sachs Group, Inc. (The) 31 8,406
Lazard Ltd. Class A 9 371
Morgan Stanley 124 8,314
Nasdaq, Inc. 10 1,353
S&P Global, Inc. 9 2,853
SEI Investments Co. 11 581
State Street Corp. 32 2,240
T Rowe Price Group, Inc. 15 2,347
Total 36,940
Consumer Finance 1.6%
Ally Financial, Inc. 35 1,324
Capital One Financial Corp. 42 4,379
Credit Acceptance Corp.
(a)
1 386
OneMain Holdings, Inc. 6 279
Santander Consumer USA Holdings, Inc. 7 155
SLM Corp. 26 361
Total 6,884
Diversified Financial Services 0.3%
Equitable Holdings, Inc. 38 942
Jefferies Financial Group, Inc. 21 490
Total 1,432
Insurance 4.6%
Allstate Corp. (The) 29 3,108
American Financial Group, Inc. 7 659
American National Group, Inc. 1 89
Arthur J Gallagher & Co. 17 1,962
Brighthouse Financial, Inc.
(a)
9 318
Brown & Brown, Inc. 20 862
CNA Financial Corp. 3 115
Everest Re Group Ltd. 4 844
First American Financial Corp. 10 523
Hanover Insurance Group, Inc. (The) 3 338
Hartford Financial Services Group, Inc. (The) 33 1,585
Mercury General Corp. 3 159
MetLife, Inc. 71 3,419
Principal Financial Group, Inc. 25 1,232
Prudential Financial, Inc. 37 2,896
Reinsurance Group of America, Inc. 6 630
Unum Group 19 441
Total 19,180
Mortgage Real Estate Investment Trusts (REITs) 0.6%
AGNC Investment Corp. 51 796
Annaly Capital Management, Inc. 127 1,031
Starwood Property Trust, Inc. 25 469
Total 2,296
Thrifts & Mortgage Finance 0.2%
MGIC Investment Corp. 32 375
New York Community Bancorp, Inc. 41 429
Rocket Cos., Inc. Class A
(a)
5 107
Total 911
Total Financials 83,401
Common Stocks (continued)
Issuer Shares Value ($)
Health Care  13.5%
Biotechnology 1.1%
AbbVie, Inc. 3 307
Agios Pharmaceuticals, Inc.
(a)
1 47
Alexion Pharmaceuticals, Inc.
(a)
4 613
Alkermes PLC
(a)
4 84
Biogen, Inc.
(a)
3 848
Bluebird Bio, Inc.
(a)
1 44
Exact Sciences Corp.
(a)
1 137
Exelixis, Inc.
(a)
5 111
Gilead Sciences, Inc. 31 2,034
Ionis Pharmaceuticals, Inc.
(a)
2 120
Sage Therapeutics, Inc.
(a)
1 81
United Therapeutics Corp.
(a)
1 164
Total 4,590
Health Care Equipment & Supplies 3.6%
Abbott Laboratories 47 5,809
DENTSPLY SIRONA, Inc. 10 535
Envista Holdings Corp.
(a)
7 249
Hill-Rom Holdings, Inc. 3 288
Hologic, Inc.
(a)
4 319
Integra LifeSciences Holdings Corp.
(a)
3 198
Medtronic PLC 59 6,568
Zimmer Biomet Holdings, Inc. 9 1,383
Total 15,349
Health Care Providers & Services 1.9%
AmerisourceBergen Corp. 3 313
CVS Health Corp. 58 4,156
DaVita, Inc.
(a)
3 352
HCA Healthcare, Inc. 6 975
Humana, Inc. 4 1,532
McKesson Corp. 2 349
Universal Health Services, Inc. Class B 3 374
Total 8,051
Life Sciences Tools & Services 0.3%
IQVIA Holdings, Inc.
(a)
5 889
Syneos Health, Inc.
(a)
3 223
Total 1,112
Pharmaceuticals 6.6%
Jazz Pharmaceuticals PLC
(a)
2 311
Johnson & Johnson 100 16,313
Merck & Co., Inc. 14 1,079
Perrigo Co. PLC 6 256
Pfizer, Inc. 249 8,939
Viatris, Inc.
(a)
54 918
Total 27,816
Total Health Care 56,918
Industrials  13.5%
Aerospace & Defense 0.7%
L3Harris Technologies, Inc. 16 2,744
Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc. 9 770
Expeditors International of Washington, Inc. 5 448
United Parcel Service, Inc. Class B 18 2,790
Total 4,008
Building Products 2.2%
A O Smith Corp. 10 543
Fortune Brands Home & Security, Inc. 11 949
Johnson Controls International PLC 57 2,840
Lennox International, Inc. 3 826
Masco Corp. 20 1,086
Owens Corning 8 621

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
January 31, 2021 (Unaudited)
| 3
Common Stocks (continued)
Issuer Shares Value ($)
Trane Technologies PLC 18 2,580
Total 9,445
Commercial Services & Supplies 0.5%
Cintas Corp. 1 318
Republic Services, Inc. 16 1,449
Rollins, Inc. 5 180
Total 1,947
Construction & Engineering 0.4%
Jacobs Engineering Group, Inc. 10 1,010
Quanta Services, Inc. 8 564
Total 1,574
Electrical Equipment 1.7%
Acuity Brands, Inc. 3 361
AMETEK, Inc. 18 2,039
Eaton Corp. PLC 30 3,531
GrafTech International Ltd. 5 48
Hubbell, Inc. 4 622
nVent Electric PLC 12 269
Regal Beloit Corp. 3 376
Total 7,246
Industrial Conglomerates 0.6%
3M Co. 15 2,635
Machinery 3.8%
AGCO Corp. 5 554
Crane Co. 4 303
Cummins, Inc. 11 2,579
Deere & Co. 21 6,065
Fortive Corp. 23 1,520
ITT, Inc. 7 523
Parker-Hannifin Corp. 10 2,646
Pentair PLC 13 708
Snap-on, Inc. 4 720
Timken Co. (The) 5 378
Total 15,996
Professional Services 0.4%
CoreLogic, Inc. 6 452
Equifax, Inc. 2 354
ManpowerGroup, Inc. 4 354
Robert Half International, Inc. 9 607
Total 1,767
Road & Rail 1.6%
Kansas City Southern 7 1,419
Landstar System, Inc. 1 139
Ryder System, Inc. 4 250
Schneider National, Inc. Class B 5 105
Union Pacific Corp. 25 4,937
Total 6,850
Trading Companies & Distributors 0.6%
MSC Industrial Direct Co., Inc. Class A 3 233
United Rentals, Inc.
(a)
6 1,458
Watsco, Inc. 3 715
Total 2,406
Total Industrials 56,618
Information Technology  9.9%
Communications Equipment 2.7%
Arista Networks, Inc.
(a)
1 308
Cisco Systems, Inc. 249 11,100
Total 11,408
Electronic Equipment, Instruments & Components 0.3%
Arrow Electronics, Inc.
(a)
5 488
Avnet, Inc. 6 212
SYNNEX Corp. 2 163
Common Stocks (continued)
Issuer Shares Value ($)
Vontier Corp.
(a)
9 292
Total 1,155
IT Services 1.3%
Automatic Data Processing, Inc. 4 661
Cognizant Technology Solutions Corp. Class
A 29 2,261
Leidos Holdings, Inc. 7 742
Paychex, Inc. 4 349
Science Applications International Corp. 3 288
VeriSign, Inc.
(a)
2 388
Western Union Co. (The) 19 423
WEX, Inc.
(a)
2 377
Total 5,489
Semiconductors & Semiconductor Equipment 3.9%
Broadcom, Inc. 1 451
Intel Corp. 251 13,933
Microchip Technology, Inc. 4 544
MKS Instruments, Inc. 1 158
Qorvo, Inc.
(a)
7 1,196
Total 16,282
Software 0.8%
Autodesk, Inc.
(a)
4 1,110
Citrix Systems, Inc. 5 667
Crowdstrike Holdings, Inc. Class A
(a)
3 647
SolarWinds Corp.
(a)
3 50
SS&C Technologies Holdings, Inc. 11 692
Synopsys, Inc.
(a)
1 255
Total 3,421
Technology Hardware, Storage & Peripherals 0.9%
Dell Technologies, Inc. Class C
(a)
14 1,020
HP, Inc. 84 2,045
NCR Corp.
(a)
8 267
NetApp, Inc. 6 399
Total 3,731
Total Information Technology 41,486
Materials  4.6%
Chemicals 1.4%
Chemours Co. (The) 14 369
Dow, Inc. 65 3,374
Eastman Chemical Co. 12 1,180
Mosaic Co. (The) 30 779
Westlake Chemical Corp. 3 229
Total 5,931
Construction Materials 0.1%
Eagle Materials, Inc. 4 440
Containers & Packaging 1.5%
Amcor PLC 118 1,291
Avery Dennison Corp. 4 603
Berry Global Group, Inc.
(a)
8 395
Graphic Packaging Holding Co. 19 297
International Paper Co. 34 1,711
Sealed Air Corp. 14 592
Silgan Holdings, Inc. 7 255
Westrock Co. 23 953
Total 6,097
Metals & Mining 1.6%
Newmont Corp. 70 4,172
Nucor Corp. 26 1,267
Reliance Steel & Aluminum Co. 6 696
Steel Dynamics, Inc. 18 617
Total 6,752
Total Materials 19,220

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
January 31, 2021 (Unaudited)
4 |
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Real Estate  4.4%
Equity Real Estate Investment Trusts (REITs) 4.2%
American Homes 4 Rent Class A 14 423
Brandywine Realty Trust 9 99
Brixmor Property Group, Inc. 16 271
CoreSite Realty Corp. 1 135
Cousins Properties, Inc. 8 252
CubeSmart 10 348
CyrusOne, Inc. 6 438
Digital Realty Trust, Inc. 14 2,015
Duke Realty Corp. 19 752
Equity LifeStyle Properties, Inc. 5 304
Extra Space Storage, Inc. 2 228
First Industrial Realty Trust, Inc. 7 285
Gaming and Leisure Properties, Inc. 11 452
Highwoods Properties, Inc. 5 188
Invitation Homes, Inc. 30 884
Iron Mountain, Inc. 6 202
Kimco Realty Corp. 22 363
Lamar Advertising Co. Class A 5 404
Prologis, Inc. 39 4,025
Public Storage 3 683
SBA Communications Corp. 5 1,343
Simon Property Group, Inc. 4 372
SL Green Realty Corp. 3 202
Ventas, Inc. 20 921
Weingarten Realty Investors 7 158
Weyerhaeuser Co. 39 1,216
WP Carey, Inc. 9 598
Total 17,561
Real Estate Management & Development 0.2%
CBRE Group, Inc. Class A
(a)
18 1,097
Total Real Estate 18,658
Common Stocks (continued)
Issuer Shares Value ($)
Utilities  5.4%
Electric Utilities 2.7%
Entergy Corp. 19 1,811
Evergy, Inc. 21 1,128
Exelon Corp. 90 3,741
NRG Energy, Inc. 15 621
Pinnacle West Capital Corp. 11 828
Xcel Energy, Inc. 49 3,136
Total 11,265
Gas Utilities 0.1%
National Fuel Gas Co. 8 322
Independent Power and Renewable Electricity Producers
0.6%
AES Corp. (The) 60 1,463
Vistra Corp. 47 939
Total 2,402
Multi-Utilities 2.0%
DTE Energy Co. 18 2,137
MDU Resources Group, Inc. 18 473
Public Service Enterprise Group, Inc. 47 2,652
Sempra Energy 27 3,342
Total 8,604
Total Utilities 22,593
Total Common Stocks
(Cost $410,261) 418,051
Money Market Funds 0 .4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.006%
(b)
1,754 1,754
Total Money Market Funds
(Cost $1,754) 1,754
Total Investments in Securities
(Cost $412,015) 419,805
Other Assets & Liabilities, Net 511
Net Assets 420,316
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at January 31, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT306_10_L01_(03/21)
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